CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Restricted cash	$ 86,872	$ 110,698
Customer accounts receivable, VIE Balance	636,825	702,162
Long-term portion of customer accounts receivable, net	650,608	$ 615,904
Long-term Debt and Capital Lease Obligations, VIE Balance	$ 1,097,476
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	31,435,775	30,961,898
Non-Guarantor Subsidiaries [Member]
Restricted cash	$ 85,322	$ 110,698
Customer accounts receivable, VIE Balance	459,708	529,108
Long-term portion of customer accounts receivable, net	455,002	320,382
Long-term Debt and Capital Lease Obligations, VIE Balance	$ 787,979	$ 745,581